Financial Risk Management - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 44,468	$ 15,408	$ 18,733
Provision for doubtful trade receivables	19,380
Provision for other doubtful receivables	1,204
Guarantees granted by third parties	38,302	42,026	24,377
Executed guarantees received
Financial assets at amortized cost	$ 190,532	$ 218,122	$ 152,026
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of maximum exposure to credit risk	33.00%
Maximum exposure to credit risk	$ 60,316
Interest rate risk [member] | U.S. Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial loans denominated in foreign currency	94.00%
Interest rate risk [member] | LIBOR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 44,836
Interest rate risk [member] | LIBOR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.88%
Interest rate risk [member] | LIBOR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	8.50%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 24,298
Interest rate risk [member] | BADLAR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.10%
Interest rate risk [member] | BADLAR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	9.85%
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 44,468
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	54,618
Cash	14,843
Other liquid financial assets	39,775
Financial assets at amortized cost	$ 19,052